Shareholder Report, Line Graph (Details) 191808_NEOS S-P 500 High Income ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 30, 2022	Dec. 31, 2025
NEOS S&P 500® High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name					NEOS S&P 500® High Income ETF NAV
Accumulated Value	$ 13,562	$ 11,397	$ 9,625	$ 9,819	$ 15,821
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Total Return Index
Accumulated Value	$ 15,133	$ 12,105	$ 9,585	$ 9,815	$ 17,839